Basis of Presentation and Summary of Significant Accounting Policies - Components of Property and Equipment, net (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ 627,129	$ 209,758
Total Property and equipment, net	5,524,990	2,441,288
Rotable Parts
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,068,695	1,018,642
Computer Hardware and Software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,477,466	878,282
Leasehold Improvements, Aircraft, other
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	971,760	168,588
Office and Ground Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 634,198	$ 585,534